Other Current Assets and Other Current Financial Assets	12 Months Ended
Dec. 31, 2017
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Other Current Assets and Other Current Financial Assets

Note 8. Other Current Assets and Other Current Financial Assets

8.1 Other Current Assets:

	2017		2016
Prepaid expenses	Ps.	1,849	Ps.	3,144
Agreements with customers		192		179
Other		—		21

	Ps.	2,041	Ps.	3,344

Prepaid expenses as of December 31, 2017 and 2016 are as follows:

	2017		2016
Advances for inventories	Ps.	1,243	Ps.	2,704
Advertising and promotional expenses paid in advance		367		141
Advances to service suppliers		142		227
Prepaid insurance		39		49
Others		58		23

	Ps.	1,849	Ps.	3,144

Advertising and promotional expenses was recorded in the consolidated income statements for the years ended December 31, 2017, 2016 and 2015 amounted to Ps. 4,504, Ps. 5,030 and Ps. 3,447, respectively.

8.2 Other Current Financial Assets:

	2017		2016
Restricted cash	Ps.	504	Ps.	774
Derivative financial instruments (See Note 19)		233		737

	Ps.	737	Ps.	1,511

As of December 31, 2017 and 2016, restricted cash were in the following currencies:

	2017		2016
Venezuelan bolivars	Ps.	—	Ps.	183
Brazilian reais		65		73
Colombian pesos		439		518

Total restricted cash	Ps.	504	Ps.	774

Restricted cash in Brazil relates to short term deposits in order to fulfill the collateral requirements for accounts payable.

During 2016 due to a jurisdictional order with the municipal sewage system services, the Colombian authorities withheld all the cash that Company has in some specific bank account, such amount was reclassified as a restricted cash according with Company’s accounting policy pending resolution of the order.